Fair Value of Financial Instruments - Narrative (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
ABL Borrowings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Letters of credit outstanding		$ 2,500,000
ABL Borrowings | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt instrument		161,200,000
ABL Borrowings | ABL Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining borrowing capacity		113,500,000
ABL Borrowings | Citibank
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding debt under ABL Facility	$ 0	0
Remaining borrowing capacity	113,500,000	113,500,000
Letter of credit | ABL Borrowings | Citibank
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Letters of credit outstanding	2,500,000	$ 2,500,000
Senior Secured Notes | Senior Secured Notes | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt instrument	$ 159,800,000